RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 10, 2021 shares	Oct. 23, 2020 CAD ($)	Aug. 31, 2021 CAD ($) g Share shares	Aug. 31, 2020 CAD ($) g Share
Disclosure of transactions between related parties [line items]
Granted during period | Share			1,255,000	2,125,000
Issuance of shares in the period (in shares) | shares	58,336,392		58,336,392
CoE
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint operation	50.00%
Expenses related to CoE			$ 262
Expenses recoveries representing BAT's interest in CoE			406
Receivables due from related parties			192
Hyasynth Biologicals Inc
Disclosure of transactions between related parties [line items]
Convertible debentures receivable, face value			$ 5,000
Hyasynth Biologicals Inc | Achievement Of Contractual Production Related Milestone
Disclosure of transactions between related parties [line items]
Advance given as convertible debentures		$ 2,500
Convertible debentures receivable, face value		$ 7,500
Potential proportion of ownership interest in associate		46.70%	8.00%
RSUs
Disclosure of transactions between related parties [line items]
Granted | Share			416,063	265,258
Number of other equity instruments granted in share-based payment arrangement | Share			416,063	265,258
PSUs
Disclosure of transactions between related parties [line items]
Granted | Share			440,477	142,187
Number of other equity instruments granted in share-based payment arrangement | Share			440,477	142,187
Key management personnel
Disclosure of transactions between related parties [line items]
Granted during period | g			830,000	790,000
Aggregate fair value stock options granted to key management personnel			$ 1,550	$ 1,794
Key management personnel | RSUs
Disclosure of transactions between related parties [line items]
Granted | g			359,538	211,981
Number of other equity instruments granted in share-based payment arrangement | g			359,538	211,981
Aggregate fair value of RSUs granted to key management personnel			$ 662	$ 902
Key management personnel | PSUs
Disclosure of transactions between related parties [line items]
Granted | g			270,877	88,910
Number of other equity instruments granted in share-based payment arrangement | g			270,877	88,910
Aggregate fair value of PSUs granted to key management personnel			$ 291	$ 191